GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 8.7%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                          59,600      $  1,497,450
TMP Worldwide, Inc.(1)                        203,400        10,640,362
-----------------------------------------------------------------------
                                                           $ 12,137,812
-----------------------------------------------------------------------
Aerospace and Defense -- 11.7%
-----------------------------------------------------------------------
AAR Corp.                                     170,000      $  2,312,000
BE Aerospace, Inc.(1)                         175,000         3,926,562
Doncasters PLC - Sponsored ADR(1)              10,000           220,000
Precision Castparts Corp.                     254,000         9,791,700
-----------------------------------------------------------------------
                                                           $ 16,250,262
-----------------------------------------------------------------------
Building Materials -- 0.6%
-----------------------------------------------------------------------
Stanley Works                                  25,000      $    870,000
-----------------------------------------------------------------------
                                                           $    870,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 6.4%
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                    72,300      $  2,824,219
Keynote Systems, Inc.(1)                      145,000         1,866,875
KPMG Consulting, Inc.(1)                      162,000         3,736,125
LifeMinders, Inc.(1)                          227,000           454,000
-----------------------------------------------------------------------
                                                           $  8,881,219
-----------------------------------------------------------------------
Cable -- 0.6%
-----------------------------------------------------------------------
Pegasus Communications Corp.(1)                10,000      $    279,375
Shaw Communications Inc. Class B               29,250           570,375
-----------------------------------------------------------------------
                                                           $    849,750
-----------------------------------------------------------------------
Cellular -- 2.0%
-----------------------------------------------------------------------
Spectrasite Holdings, Inc.(1)                 100,000      $  1,368,750
Western Wireless Corp. Class A(1)              34,000         1,434,375
-----------------------------------------------------------------------
                                                           $  2,803,125
-----------------------------------------------------------------------
Computer Hardware -- 2.7%
-----------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                     340,000      $  3,697,500
-----------------------------------------------------------------------
                                                           $  3,697,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computers and Business Equipment -- 0.6%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   40,000      $    907,500
-----------------------------------------------------------------------
                                                           $    907,500
-----------------------------------------------------------------------
Contract Manufacturing -- 0.3%
-----------------------------------------------------------------------
Benchmark Electronics Inc.(1)                  14,400      $    401,760
-----------------------------------------------------------------------
                                                           $    401,760
-----------------------------------------------------------------------
Drugs -- 6.4%
-----------------------------------------------------------------------
Alpharma, Inc. Class A                         52,000      $  1,729,000
Amgen, Inc.(1)                                 51,000         3,675,188
Andrx Group(1)                                 34,000         1,947,030
Barr Laboratories, Inc.(1)                     29,000         1,612,400
Biovail Corp. (1)                                 200             9,230
-----------------------------------------------------------------------
                                                           $  8,972,848
-----------------------------------------------------------------------
Engineering and Construction -- 0.8%
-----------------------------------------------------------------------
Foster Wheeler Corp.                           10,000      $    128,500
Jacobs Engineering Group, Inc.(1)               5,000           281,300
URS Corp.(1)                                   35,000           694,750
-----------------------------------------------------------------------
                                                           $  1,104,550
-----------------------------------------------------------------------
Entertainment Software -- 0.1%
-----------------------------------------------------------------------
3DO Company(1)                                 50,000      $     85,940
-----------------------------------------------------------------------
                                                           $     85,940
-----------------------------------------------------------------------
Financial Services -- 1.2%
-----------------------------------------------------------------------
H&R Block, Inc.                                35,000      $  1,725,500
-----------------------------------------------------------------------
                                                           $  1,725,500
-----------------------------------------------------------------------
Gaming -- 2.3%
-----------------------------------------------------------------------
Anchor Gaming(1)                               65,000      $  3,180,938
-----------------------------------------------------------------------
                                                           $  3,180,938
-----------------------------------------------------------------------
Health Services -- 3.3%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          330,000      $  4,620,000
-----------------------------------------------------------------------
                                                           $  4,620,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Information Services -- 0.2%
-----------------------------------------------------------------------
ProsoftTraining.com(1)                         30,000      $    346,875
-----------------------------------------------------------------------
                                                           $    346,875
-----------------------------------------------------------------------
Insurance -- 2.9%
-----------------------------------------------------------------------
Fidelity National Financial, Inc.              38,000      $  1,176,480
LandAmerica Financial Group                    45,000         1,615,500
Radian Group Inc.                              20,000         1,237,000
-----------------------------------------------------------------------
                                                           $  4,028,980
-----------------------------------------------------------------------
Internet Services -- 0.2%
-----------------------------------------------------------------------
Critical Path, Inc.(1)                        104,400      $    285,471
-----------------------------------------------------------------------
                                                           $    285,471
-----------------------------------------------------------------------
Investment Services -- 3.4%
-----------------------------------------------------------------------
Goldman Sachs Group, Inc.                      29,000      $  2,660,750
Lehman Brothers Holdings, Inc.                 30,000         2,059,500
-----------------------------------------------------------------------
                                                           $  4,720,250
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Champion Enterprises, Inc.(1)                  10,000      $     55,000
Clayton Homes, Inc.                            10,000           127,500
Fleetwood Enterprises, Inc.                    90,000         1,084,500
-----------------------------------------------------------------------
                                                           $  1,267,000
-----------------------------------------------------------------------
Medical Products -- 1.7%
-----------------------------------------------------------------------
Becton Dickinson and Co.                       10,000      $    359,800
Novoste Corp.(1)                               60,000         2,010,000
-----------------------------------------------------------------------
                                                           $  2,369,800
-----------------------------------------------------------------------
Metals - Industrial -- 3.7%
-----------------------------------------------------------------------
North American Palladium Ltd. (1)             100,000      $    925,000
RTI International Metals, Inc.(1)             260,000         4,186,000
-----------------------------------------------------------------------
                                                           $  5,111,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.1%
-----------------------------------------------------------------------
Precision Drilling Corp.(1)                    35,000      $  1,484,000
-----------------------------------------------------------------------
                                                           $  1,484,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Radio -- 0.3%
-----------------------------------------------------------------------
Westwood One, Inc.(1)                          20,000      $    430,800
-----------------------------------------------------------------------
                                                           $    430,800
-----------------------------------------------------------------------
Restaurants -- 1.1%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                    60,000      $  1,596,000
-----------------------------------------------------------------------
                                                           $  1,596,000
-----------------------------------------------------------------------
Retail -- 5.3%
-----------------------------------------------------------------------
Barnes & Noble, Inc.(1)                        50,000      $  1,350,000
Best Buy Co., Inc.(1)                          30,000         1,228,800
Dillards Inc. Class A                          50,000           940,000
Dollar General Corp.                           60,000         1,116,000
Hollywood Entertainment Corp.(1)              570,000         1,175,625
Office Depot, Inc.(1)                          60,000           552,000
Ultimate Electronics Inc.(1)                   37,600           958,800
-----------------------------------------------------------------------
                                                           $  7,321,225
-----------------------------------------------------------------------
Retail - Apparel -- 4.3%
-----------------------------------------------------------------------
Abercrombie & Fitch Co. Class A(1)             60,000      $  1,701,600
Gymboree Corp.(1)                             135,000         1,586,250
Pacific Sunwear of California, Inc.(1)         80,000         2,645,000
-----------------------------------------------------------------------
                                                           $  5,932,850
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
-----------------------------------------------------------------------
Winn-Dixie Stores, Inc.                        35,000      $    893,900
-----------------------------------------------------------------------
                                                           $    893,900
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.0%
-----------------------------------------------------------------------
ASM International N.V.(1)                      50,000      $    675,000
LTX Corp.(1)                                   50,000           696,875
-----------------------------------------------------------------------
                                                           $  1,371,875
-----------------------------------------------------------------------
Semiconductors -- 0.6%
-----------------------------------------------------------------------
AudioCodes Ltd.(1)                             56,000      $    903,000
-----------------------------------------------------------------------
                                                           $    903,000
-----------------------------------------------------------------------
Software -- 3.9%
-----------------------------------------------------------------------
Aspect Communications Corp.(1)                120,000      $  1,327,500
Check Point Software Technology(1)             32,000         2,052,000
Interact Commerce Corp.(1)                      4,600            36,225

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Software (continued)
-----------------------------------------------------------------------
PurchasePro.Com Inc.(1)                       100,000         1,131,250
SilverStream Software, Inc.(1)                 76,400           907,250
-----------------------------------------------------------------------
                                                           $  5,454,225
-----------------------------------------------------------------------
Telecommunication Equipment -- 1.9%
-----------------------------------------------------------------------
Clarent Corp.(1)                               40,000      $    420,000
Ditech Communications Co.(1)                  100,000           896,880
Somera Communications, Inc.(1)                150,000         1,387,500
-----------------------------------------------------------------------
                                                           $  2,704,380
-----------------------------------------------------------------------
Telecommunications - Cellular -- 0.7%
-----------------------------------------------------------------------
Crown Castle International Corp.(1)            38,000      $    954,750
-----------------------------------------------------------------------
                                                           $    954,750
-----------------------------------------------------------------------
Telecommunications - Services -- 1.6%
-----------------------------------------------------------------------
Echostar Communications, Class A(1)            10,000      $    261,250
McLeodUSA, Inc., Class A(1)                   145,000         1,903,125
-----------------------------------------------------------------------
                                                           $  2,164,375
-----------------------------------------------------------------------
Tobacco -- 8.1%
-----------------------------------------------------------------------
Dimon Inc.                                    100,000      $    876,000
Philip Morris Co., Inc.                       191,833         9,242,515
Standard Commercial Corp.                     100,000         1,210,000
-----------------------------------------------------------------------
                                                           $ 11,328,515
-----------------------------------------------------------------------
Toys -- 0.5%
-----------------------------------------------------------------------
Jakks Pacific Inc.(1)                          50,000      $    646,875
-----------------------------------------------------------------------
                                                           $    646,875
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $120,307,200)                          $127,804,850
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 8.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Cit Group Holdings, 5.51%, 3/1/01            $  5,748      $  5,748,000
GE Capital Corp., 5.50%, 3/1/01                 5,748         5,748,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $11,496,000)                        $ 11,496,000
-----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $131,803,200)                          $139,300,850
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                     $     59,104
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $139,359,954
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $131,803,200)                          $139,300,850
Cash                                             2,746
Receivable for investments sold                 48,998
Interest and dividends receivable               36,295
Prepaid expenses                                 1,335
------------------------------------------------------
TOTAL ASSETS                              $139,390,224
------------------------------------------------------
Liabilities
------------------------------------------------------
Accrued expenses                          $     30,270
------------------------------------------------------
TOTAL LIABILITIES                         $     30,270
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $139,359,954
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $131,862,304
Net unrealized appreciation (computed on
   the basis of identified cost)             7,497,650
------------------------------------------------------
TOTAL                                     $139,359,954
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2001
Investment Income
------------------------------------------------------
Dividends                                 $    410,687
Interest                                       105,957
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    516,844
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    499,127
Trustees' fees and expenses                      5,261
Custodian fee                                   63,189
Legal and accounting services                   11,725
Interest expense                                35,424
Miscellaneous                                    1,115
------------------------------------------------------
TOTAL EXPENSES                            $    615,841
------------------------------------------------------

NET INVESTMENT LOSS                       $    (98,997)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (9,497,556)
------------------------------------------------------
NET REALIZED LOSS                         $ (9,497,556)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(22,199,949)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(22,199,949)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(31,697,505)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(31,796,502)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2001  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2000
----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         (98,997) $       291,472
   Net realized gain (loss)                      (9,497,556)      36,520,055
   Net change in unrealized
      appreciation (depreciation)               (22,199,949)     (23,044,488)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (31,796,502) $    13,767,039
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       4,071,667  $     8,505,726
   Withdrawals                                  (16,467,932)     (32,544,071)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (12,396,265) $   (24,038,345)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (44,192,767) $   (10,271,306)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     183,552,721  $   193,824,027
----------------------------------------------------------------------------
AT END OF PERIOD                          $     139,359,954  $   183,552,721
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2001    -------------------------------------------------------------
                                  (UNAUDITED)            2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating Expenses                     0.74%(1)         0.72%        0.71%        0.71%        0.72%        0.72%
   Interest expense                       0.04%(1)         0.01%          --           --           --           --
   Net investment income
      (loss)                             (0.13)%(1)        0.16%        0.40%        0.73%        0.48%        0.73%
Portfolio Turnover                         172%             274%          34%          55%          28%          62%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $139,360         $183,553     $193,824     $180,258     $179,785     $146,732
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended February 28, 2001, $1,848 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate

GROWTH PORTFOLIO AS OF FEBRUARY 28, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   of 0.625% of the Portfolio's average daily net assets. For the six months ended February 28, 2001, the fee amounted to $499,127. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $269,976,014 and $294,229,108, respectively, for the six months ended February 28, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $131,803,200
    ------------------------------------------------------
    Gross unrealized appreciation             $ 19,167,797
    Gross unrealized depreciation              (11,670,147)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,497,650
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unparticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2001.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 2001

INVESTMENT MANAGEMENT

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant